Other Assets (Tables)	12 Months Ended
Mar. 31, 2022
Disclosure Of Other Assets [Abstract]
Summary of other assets

	As at March 31,
	2021	2022	2022
	(INR)	(INR)	(USD)
Non-current
Capital advance	7,497	9,971	131
Advances recoverable	142	72	1
Security deposits	8	7	0
Balances with government authorities	68	31	0
Total	7,715	10,081	133

Current
Advances recoverable (refer Note 52)	1,553	1,517	20
Balances with government authorities	825	1,484	20
Others	86	0	0
Total	2,464	3,001	40